Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent Liabilities And Commitments
Note 16:	Liabilities and Commitments

a.
In 2000, the Company signed an exclusive license agreement (as amended in 2007) with a third party with regard to its patents and intellectual property. Pursuant to the agreement, the Company received an exclusive license to use the third party’s patents and intellectual property, for the purpose of developing, manufacturing, marketing, and commercializing products for treatment of burns and other wounds.

The Company paid an aggregate amount of $950 and undertook to pay royalties of 1.5% to 2.5% from future revenues from sales of products which are based on this patent for a period of 12 years from the first commercial delivery in a major country, and thereafter the Company will have a fully paid-up royalty-free license for these patents. In addition, royalties will be paid at the rate of 10% - 20% from sub-licensing of such patents and for lump sum amounts paid to the Company by a third party, the Company will pay 2% of the proceeds up to $1,000 and 4% above this amount. Moreover, the Company agreed to pay a one-time lump-sum amount of $1,500 when the aggregate revenues based on these patents reach $100,000. The amount of royalty payments for the years 2021 and 2022 amounted to $149 and $363 respectively.

b.
Under the Research and Development Law, (the “R&D Law”) the Company undertook to pay royalties of 3% on the revenues derived from sales of products or services developed in whole or in part using IIA grants. The maximum aggregate royalties paid cannot exceed 100% of the grants received by the Company, plus annual interest equal to the 12-month LIBOR applicable to dollar deposits, as published on the first business day of each calendar year. The total royalties amount paid as of December 31, 2022 is $1,562. (Note 13).

c.
In December 2020, Teva has agreed to revise the Settlement Agreement from March 2019, which was comprised of past agreement for collaboration in the development, manufacturing and commercialization of solutions for the burn and chronic wound care markets, as well as the Company’s repurchase of shares from Teva. Under the new settlement the Company paid $1,000 in cash and became obligated to pay an amount of $2,000 over three years and an addition amount of $7,200 in quarterly fixed payments starting 2021 as long as there are revenues generated from sales of NexoBrid.

Total liabilities recorded as of December 31, 2022 and 2021 were approximately$4,794 and $5,928, respectively, and financial expenses of $533 and $590, respectively, were recorded in profit or loss within financial expenses.